Schedule of Fair Value Using Black Scholes Method (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jan. 19, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier Finance Program [Line Items]
Warrants, Exercise Price		$ 1.00
Number of Option		300,000	8,134,280	4,584,280
Warrants, Fair Value		$ 142,169
Share-Based Payment Arrangement, Option [Member]
Supplier Finance Program [Line Items]
Number of Option		8,250,950	8,250,950
Investor Relationship Consulting Agreements [Member]
Supplier Finance Program [Line Items]
Warrants, Relative Fair Value		$ 39,444
Warrants, Fair Value		$ 202,638
5/5 to 5/28/21 [Member] | Share-Based Payment Arrangement, Option [Member]
Supplier Finance Program [Line Items]
Warrants, Term Years		2 years
Warrants, Exercise Price		$ 1.00
Warrants, Market Price on Grant Date		$ 0.80
Warrants, Volatility Percentage		126.00%
Warrants, Reporting Date		Jan. 01, 2022
Number of Option		300,000
Warrants, Fair Value		$ 142,169
04/20/22 [Member] | Share-Based Payment Arrangement, Option [Member]
Supplier Finance Program [Line Items]
Warrants, Term Years		5 years
Warrants, Market Price on Grant Date		$ 0.77
Warrants, Volatility Percentage		166.00%
Warrants, Reporting Date		Dec. 30, 2022
Number of Option		3,250,000
Warrants, Fair Value		$ 2,048,270
04/20/22 [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Supplier Finance Program [Line Items]
Warrants, Exercise Price		0.76
04/20/22 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Supplier Finance Program [Line Items]
Warrants, Exercise Price		$ 0.84
11/11/22 [Member] | Share-Based Payment Arrangement, Option [Member]
Supplier Finance Program [Line Items]
Number of Option		350,000
Warrants, Fair Value		$ 202,638
11/11/22 [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Supplier Finance Program [Line Items]
Warrants, Term Years		3 years
Warrants, Exercise Price		$ 0.46
Warrants, Market Price on Grant Date		$ 0.46
Warrants, Volatility Percentage		158.00%
Warrants, Reporting Date		Jul. 10, 2023
11/11/22 [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Supplier Finance Program [Line Items]
Warrants, Term Years		4 years
Warrants, Exercise Price		$ 1.13
Warrants, Market Price on Grant Date		$ 1.13
Warrants, Volatility Percentage		160.00%
Warrants, Reporting Date		Aug. 18, 2023
Convertible Note Warrants [Member] | 5/5 to 5/28/21 [Member]
Supplier Finance Program [Line Items]
Warrants, Relative Fair Value			$ 308,231
Warrants, Term Years			5 years
Warrants, Exercise Price			$ 6.00
Warrants, Risk-Free Rate			0.0217%
Convertible Note Warrants [Member] | 5/5 to 5/28/21 [Member] | Minimum [Member]
Supplier Finance Program [Line Items]
Reporting Date			May 05, 2021
Warrants, Market Price on Grant Date			$ 3.78
Warrants, Volatility Percentage			283.00%
Convertible Note Warrants [Member] | 5/5 to 5/28/21 [Member] | Maximum [Member]
Supplier Finance Program [Line Items]
Reporting Date			May 28, 2021
Warrants, Market Price on Grant Date			$ 3.99
Warrants, Volatility Percentage			280.00%
Convertible Note Warrants [Member] | 04/20/22 [Member]
Supplier Finance Program [Line Items]
Reporting Date			Apr. 20, 2022
Warrants, Relative Fair Value			$ 706,977
Warrants, Term Years			5 years
Warrants, Exercise Price			$ 2.79
Warrants, Market Price on Grant Date			$ 1.11
Warrants, Volatility Percentage			281.00%
Warrants, Risk-Free Rate			0.0287%
Convertible Note Warrants [Member] | 11/11/22 [Member]
Supplier Finance Program [Line Items]
Reporting Date			Nov. 11, 2022
Warrants, Relative Fair Value			$ 937,207
Warrants, Term Years			5 years
Warrants, Exercise Price			$ 1.00
Warrants, Market Price on Grant Date			$ 1.28
Warrants, Volatility Percentage			211.00%
Warrants, Risk-Free Rate			0.0432%
PIPE Warrants [Member] | 5/5 to 5/28/21 [Member]
Supplier Finance Program [Line Items]
Reporting Date	Jan. 23, 2023
Warrants, Relative Fair Value	$ 2,311,614
Warrants, Term Years	3 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	287.00%
Warrants, Risk-Free Rate	0.0388%
PIPE Warrants [Member] | 04/20/22 [Member]
Supplier Finance Program [Line Items]
Reporting Date	Jan. 23, 2023
Warrants, Relative Fair Value	$ 2,602,996
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	371.00%
Warrants, Risk-Free Rate	0.0361%
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member]
Supplier Finance Program [Line Items]
Warrants, Relative Fair Value		$ 364,960
Warrants, Term Years		5 years
Warrants, Volatility Percentage		151.00%
Common Warrants [Member] | Minimum [Member] | Investor Relationship Consulting Agreements [Member]
Supplier Finance Program [Line Items]
Warrants, Exercise Price		$ 1.00
Warrants, Market Price on Grant Date		$ 0.87
Warrants, Risk-Free Rate		0.0421%
Reporting Date		08/10
Common Warrants [Member] | Maximum [Member] | Investor Relationship Consulting Agreements [Member]
Supplier Finance Program [Line Items]
Warrants, Exercise Price		$ 1.40
Warrants, Market Price on Grant Date		$ 1.18
Warrants, Risk-Free Rate		465.00%
Reporting Date		08/21/23